Fair Value of Options Measured based on Black-Scholes Option Pricing Model, Stock Options Granted by Red 5 (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)	3 years 3 months	3 years 3 months
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum		0.77%
Volatility, minimum		59.24%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, maximum		1.03%
Volatility, maximum		60.71%
Stock options and ordinary shares granted by Red 5
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum	1.10%
Risk-free interest rate, maximum	5.00%
Expected dividend yield	0.00%
Volatility, minimum	38.89%
Volatility, maximum	69.36%
Stock options and ordinary shares granted by Red 5 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)	5 years
Stock options and ordinary shares granted by Red 5 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)	6 years